Common Stock (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 24, 2021	Mar. 31, 2018	Dec. 31, 2021
Common Stock (Details) [Line Items]
Common stock shares, issued		2,259,024
Shares of voting common stock	23,482,387		36,559,092
Shares of non-voting common stock	1,296,022		1,296,022
Authorized to issue of voting common stock			490,000,000
Shares of undesignated preferred stock			10,000,000
Voting common stock percentage			9.90%
Common stock per share (in Dollars per share)		$ 0.04
Cash received (in Dollars)		$ 6,000
Estimated fair value (in Dollars)		$ 100,000
Shares issued percentage		25.00%
Restricted stock liability (in Dollars)			$ 100,000
Unvested shares of common stock (in Dollars per share)			$ 541,225
Stock-based compensation expense (in Dollars)			$ 4,000
Unrecognized stock based compensation expense (in Dollars)			$ 8,000
Expected to be recognized term			1 year 10 months 24 days
Common Stock [Member]
Common Stock (Details) [Line Items]
Shares of non-voting common stock			2,000,000
Class A Common Stock [Member]
Common Stock (Details) [Line Items]
Common stock shares, issued	13,037,901